Components of Net Investments in Direct Finance and Leverage Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Direct Finance Leases:
Lease Receivable	$ 239.2	$ 156.3
Residual Value	162.2	149.2
Initial Direct Costs	3.5	2.9
Unearned Income	(43.5)	(44.1)
Investment in Direct Finance Leases	361.4	264.3
Leveraged Leases:
Net Rental Receivable	559.9	326.0
Residual Value	297.9	622.7
Unearned Income	(184.2)	(234.2)
Investment in Leveraged Leases	673.6	714.5
Lease Financing, net	$ 1,035.0	$ 978.8